SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
SHAREHOLDERS' EQUITY AND INCOME PER COMMON SHARE [Abstract]
Reconciliation of basic and diluted loss per share

A reconciliation of basic and diluted net income per common share follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(In thousands, except per share amounts)
Net income	$6,859	$6,373	$18,764	$16,911
Weighted average shares outstanding(1)	21,334	21,232	21,325	21,421
Effect of stock options	138	149	144	150
Stock units for deferred compensation plan for non-employee directors	121	116	120	115
Performance share units	59	52	57	42
Restricted stock units	—	—	—	46
Weighted average shares outstanding for calculation of diluted earnings per share	21,652	21,549	21,646	21,774
Net income per common share
Basic(1)	$0.32	$0.30	$0.88	$0.79
Diluted	$0.32	$0.30	$0.87	$0.78
(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.

A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2016	2015	2014
	(In thousands, except per share amounts)
Net income	$22,766	$20,017	$18,021

Weighted average shares outstanding(1)	21,378	22,716	22,927
Effect of stock options	151	119	124
Stock units for deferred compensation plan for non-employee directors	115	112	114
Performance share units	48	—	—
Restricted stock units	35	233	306
Weighted average shares outstanding for calculation of diluted earnings per share	21,727	23,180	23,471

Net income per common share
Basic(1)	$1.06	$0.88	$0.79
Diluted	$1.05	$0.86	$0.77
(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.